ASSETS AND LIABILITIES HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of total assets and liabilities of the disposal group that were classified as held for sale on the Group's Consolidated Balance Sheet

	As of
	December 31,	June 30,
	2024	2025
Assets held for sale:
Cash and cash equivalents and restricted cash	8	5
Property and equipment, net	82	43
Operating lease right-of-use assets	1,732	819
Finance lease right-of-use assets	67	72
Other assets	52	44
Total	1,941	983

Liabilities held for sale:
Accrued expenses and other current liabilities	62	41
Operating lease liabilities, current	69	44
Operating lease liabilities, non-current	1,785	877
Finance lease liabilities	71	77
Other liabilities	97	45
Total	2,084	1,084